Income taxes - Income (loss) before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	$ (67,069)	$ (87,443)
Foreign	(11,145)	(25,915)
Loss before provision for income taxes	$ (78,214)	$ (113,358)